FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11215

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
----------------------
(Signature)

White Plains, New York
----------------------
(City, State)

August 10, 2006
----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $164,957 (thousands)

List of Other Included Managers:

         None

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                                                      FORM 13F
                                                                                                      (SEC USE ONLY)

QTR ENDED: 06/30/06             Name of Reporting Manager:        Troob Capital Management (Offshore) LLC

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       Item 1:           Item 2:     Item3:   Item 4:   Item 5:              Item 6:     Item 7:            Item 8:
   Name of Issuer    Title of Class  CUSIP  Fair Market Shares or          Investment    Other         Voting Authority
                                               Value    Principal Sh/ Put/ Discretion   Managers
                                             (x $1000)  Amount    Prn Call                          (a) Sole  (b) Shared (c) None
-----------------------------------------------------------------------------------------------------------------------------------
Agnico-Eagle Mines LTD     COM       00847410 8   261     2,488   SH          SOLE                    2,488
AMR Corp                   COM       001765956  8,520   257,561   SH  Put     SOLE                  257,561
BE Aerospace, Inc.         COM       073302101 37,150 1,625,088   SH          SOLE                1,625,088
Citizens Comm              COM       17453B951     44     1,184   SH  Put     SOLE                    1,184
Constar International
  Inc New                  COM       21036U107  2,665   694,111   SH          SOLE                  694,111
Crown Holdings Inc         COM       228368106  1,219     7,866   SH          SOLE                    7,866
Crown Holdings Inc         COM       228368910    547     9,119   SH  Call    SOLE                    9,119
Crown Holdings Inc         COM       228368910 17,677 1,135,349   SH  Call    SOLE                1,135,349
Exide Technologies       COM New     302051206  2,767   646,548   SH          SOLE                  646,548
Grey Wolf Inc              COM       397888108 10,874 1,412,206   SH          SOLE                1,412,206
Ishares Trust          Russell 2000  464287955  1,017     9,462   SH  Put     SOLE                    9,462
Ishares Trust          Russell 2000  464287955  2,991    18,409   SH  Put     SOLE                   18,409
Kinross Gold Corporation COM NO PAR  496902404  6,528   598,332   SH          SOLE                  598,332
NationsHealth Inc          COM       63860C100  1,587   511,974   SH          SOLE                  511,974
NationsHealth Warrants W EXP 8/24/07 63860C118    112   261,597   SH          SOLE                  261,597
Patterson                  COM       703481951    184       921   SH  Put     SOLE                      921
Paxar Corp                 COM       704227107 21,113 1,026,411   SH          SOLE                1,026,411
Rite Aid Corporation       COM       767754104 11,363 2,680,008   SH          SOLE                2,680,008
Six Flags Inc              COM       83001P109  4,701   836,558   SH          SOLE                  836,558
United Rentals             COM       9113639I0    874     6,989   SH  Call    SOLE                    6,989
United Rentals Inc         COM       911363109 28,933   904,727   SH          SOLE                  904,727
Walgreen                   COM       931422909  1,247     3,240   SH  Call    SOLE                    3,240
Walgreen                   COM       931422909    729     3,241   SH  Call    SOLE                    3,241
Weyerhaeuser Co            COM       962166904  1,854     7,129   SH  Call    SOLE                    7,129

                                Value Total:  164,957

                                Entry Total:       24

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